General (Details) - Schedule of estimated fair values of the assets acquired and liabilities - StoneRiver [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Current assets (including cash of $2,292)	$ 7,448
Goodwill	57,527
Intangible assets	29,946
Other long-term assets	4,255
Total assets acquired	99,176
Current liabilities	1,889
Deferred revenues	5,742
Deferred tax liabilities	7,181
Other long-term liabilities	8,257
Total liabilities acquired	23,069
Net assets acquired	$ 76,107